Income tax	12 Months Ended
Sep. 30, 2025
Income tax
Income tax

7.    Income tax

	2025	2024	2023
	$'000	$'000	$'000
The tax (charge)/credit on the profit/(loss) on ordinary activities for the year was as follows:
Current tax	—	—	—
Adjustments in respect of prior periods	2,186	—	141
Deferred Tax	—	—	—
Income tax	2,186	—	141

Factors affecting tax charge/credit for the year

The tax assessed for the period is higher than the standard rate of corporation tax in the United Kingdom of 25% (2024-25%; 2023 - 22%). The differences are explained below:

	2025	2024	2023
	$'000	$'000	$'000
		As restated	As restated
Profit/(Loss) from continuing operations	(37,616)	(26,214)	(48,247)
Tax at the applicable rate of 25% (2024:25%, 2023 - 22%)	(9,404)	(6,553)	(12,062)
Disallowable expenditure	173	1,879	238
Tax deduction for share scheme	(756)	—	(4,229)
Non-taxable gain on sale	(128)	—	—
Difference in tax rate between UK and other jurisdictions	(35)	(18)	(344)
Fixed asset timing differences	—	114	23
Other differences	(23)	9	38
Difference in rates between current and deferred tax	—	—	(1,490)
Unutilised tax losses on which deferred tax is not recognised	8,904	4,983	13,267
Deferred tax not recognised in respect of share options	1,204	(414)	4,559
R&D tax credit	(2,186)	—	(141)
Fair valuation of warrants	65	—	—
Total tax	(2,186)	—	(141)